SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Operating Segments Text Block Abstract
Schedule of revenues by geographic area
	For the year ended At December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Peru	858,957	503,616	297,549
Argentina	206,856	75,513	172,229
U.S.A.	1,058,107	577,970	505,145
Europe	768,980	376,857	338,565
Colombia	540,231	368,474	177,007
Brazil	3,724,466	1,664,523	1,304,006
Ecuador	248,454	162,959	112,581
Chile	1,514,645	794,122	638,225
Asia Pacific and rest of Latin America	441,825	359,981	378,360
Income from ordinary activities	9,362,521	4,884,015	3,923,667
Other operating income	154,286	227,331	411,002